UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 to March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Commercial Mortgage Securities Trust, Inc.

March 31, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE BACKED SECURITIES 120.2%
Multi-Class 91.8%
Asset Securitization Corp.
7.384% due 08/13/2029	$750	$772
10.115% due 02/14/2041	3,969	4,235
Banc of America Commercial Mortgage, Inc.
7.708% due 11/15/2031 (i)	2,800	3,009
6.290% due 06/11/2035 (a)	700	706
5.918% due 04/11/2036 (a)(i)	953	965
7.224% due 04/15/2036	2,500	2,699
5.275% due 03/11/2041 (a)	2,000	1,930
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	17	17
5.561% due 02/11/2041 (a)	1,000	967
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (a)(i)	1,386	1,363
Chase Commercial Mortgage Securities Corp.
6.900% due 11/19/2006 (i)	1,500	1,511
6.650% due 07/15/2010 (a)	2,600	2,658
5.857% due 02/12/2016 (a)(i)	2,000	2,081
6.900% due 11/19/2028 (a)	5,500	5,450
6.887% due 10/15/2032 (a)	1,500	1,510
Commercial Mortgage Acceptance Corp.
6.355% due 11/15/2009 (i)	1,500	1,551
Commercial Mortgage Asset Trust
6.640% due 09/17/2010 (i)	2,500	2,583
6.975% due 04/17/2013 (i)	2,500	2,711
Commercial Mortgage Pass-Through Certificates
8.131% due 08/15/2033 (a)	1,500	1,627
6.830% due 02/15/2034 (a)(i)	2,893	3,053
6.586% due 07/16/2034 (a)	1,500	1,581
6.812% due 07/16/2034 (a)	1,500	1,615
CS First Boston Mortgage Securities Corp.
5.322% due 08/15/2036 (a)	2,000	1,846
5.402% due 12/15/2036 (a)	2,600	2,540
7.170% due 05/17/2040 (i)	3,000	3,206
CVS Lease Pass-Through
5.880% due 01/10/2028 (a)	1,994	1,918
DLJ Commercial Mortgage Corp.
7.044% due 11/12/2031	135	141
Federal Housing Administration
7.380% due 04/01/2041	2,426	2,424
FFCA Secured Lending Corp.
1.477% due 09/18/2020 (a)(d)	10,546	475
First Union-Bank of America
6.000% due 01/15/2011 (a)	1,000	989
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035 (i)	2,000	2,138
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006 (a)	478	481
6.500% due 03/15/2012	20	21
7.070% due 05/15/2030 (a)	1,500	1,125
6.500% due 05/15/2035 (i)	2,500	2,563
6.500% due 05/15/2035	2,000	2,065
8.064% due 09/15/2035 (a)	1,500	1,630
Greenwich Capital Commercial Funding Corp.
4.111% due 07/05/2035 (i)	2,700	2,484
5.419% due 01/05/2036 (a)	1,500	1,470
GS Mortgage Securities Corp.
6.615% due 02/16/2016 (a)(i)	3,500	3,687
7.397% due 08/05/2018 (a)	3,480	3,697
6.967% due 04/13/2031 (i)	1,000	1,032
GSMPS Mortgage Loan Trust
8.000% due 09/20/2027 (a)(i)	1,769	1,852
JP Morgan Chase Commercial Mortgage Securities Corp.
6.162% due 05/12/2034 (i)	2,000	2,068
6.465% due 11/15/2035 (i)	3,000	3,140
5.270% due 05/15/2041 (a)	1,500	1,435
LB-UBS Commercial Mortgage Trust
4.853% due 09/15/2031 (i)	2,000	1,933
6.950% due 03/15/2034 (a)	1,572	1,668
7.290% due 09/15/2034 (a)	2,000	2,140
5.683% due 07/15/2035 (a)	1,500	1,471
Merrill Lynch Mortgage Investors, Inc.
6.906% due 02/15/2030	2,000	2,074
6.525% due 12/15/2030	1,500	1,618
Morgan Stanley Capital I, Inc.
6.850% due 02/15/2020 (a)(i)	1,000	1,006
7.695% due 10/03/2030 (a)	2,000	1,604
6.987% due 12/15/2031	200	209
7.646% due 04/30/2039 (a)(i)	2,000	2,083
Mortgage Capital Funding, Inc.
7.531% due 04/20/2007 (i)	1,000	1,018
Nationslink Funding Corp.
7.050% due 02/20/2008 (a)	2,000	2,041
7.105% due 01/20/2013 (a)	2,500	2,624
Prudential Securities Secured Financing Corp.
6.755% due 08/15/2011 (a)	2,000	2,073
Trizec Hahn Office Properties
7.604% due 05/15/2016 (a)	3,000	3,247
Wachovia Bank Commercial Mortgage Trust
6.290% due 04/15/2034 (a)	2,000	2,031
4.982% due 02/15/2035 (a)	1,020	949
5.339% due 01/15/2041 (a)	1,500	1,452
5.188% due 02/15/2041 (a)	2,500	2,379

		122,641

Hospitality 11.0%
Bear Stearns Commercial Mortgage Securities, Inc.
5.817% due 05/14/2016 (a)(i)	1,500	1,503
Commercial Mortgage Pass-Through Certificates
5.750% due 02/05/2019 (a)	2,000	1,953
Hilton Hotel Pool Trust
0.613% due 10/01/2016 (a)(d)(i)	32,280	866
Host Marriot Pool Trust
8.310% due 08/03/2009 (a)	2,000	2,125
Nomura Asset Capital Corp.
7.500% due 07/15/2013 (a)	282	282
Office Portfolio Trust
6.778% due 02/01/2016 (a)	1,000	1,044
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)(i)	2,500	2,633
Times Square Hotel Trust
8.528% due 08/01/2026 (a)	3,737	4,216

		14,622

Multi-Family 6.5%
Commercial Capital Access One, Inc.
7.602% due 11/15/2028 (a)	3,000	3,151
Fannie Mae
8.345% due 12/25/2015	1,084	1,086
9.375% due 04/01/2016 (i)	184	161
7.875% due 11/01/2018	21	21
5.237% due 07/01/2035 (i)	1,460	1,427
Federal Housing Administration
8.360% due 01/01/2012	214	217
7.500% due 12/01/2030	1,237	1,249
Multi-Family Capital Access One, Inc.
7.400% due 01/15/2024 (i)	1,365	1,398

		8,710

Healthcare 3.6%
RMF Commercial Mortgage Pass-Through Certificates
7.072% due 01/15/2019 (a)	2,000	1,719
7.471% due 01/15/2019 (a)	1,000	284
8.920% due 01/15/2019 (a)(c)	317	0
9.150% due 11/28/2027 (a)	3,018	2,778

		4,781

Other Mortgage-Backed Securities 7.3%
Continental Airlines, Inc.
6.545% due 08/02/2020 (i)	963	977
Denver Arena Trust
6.940% due 11/15/2019 (a)	1,535	1,531
First International Bank
10.499% due 04/15/2026	1,856	139
LB Commercial Conduit Mortgage Trust
6.000% due 11/19/2035 (a)	5,000	5,038
Nextcard Credit Card Master Note Trust
9.454% due 12/15/2006 (a)	1,000	80
Northwest Airlines, Inc.
7.041% due 04/01/2022	2,000	2,002
US Airways Group, Inc.
9.330% due 01/01/2049 (c)	633	5

		9,772

Total Commercial Mortgage-Backed Securities (Cost $164,689)		160,526

CORPORATE BONDS & NOTES 2.7%
Banking & Finance 0.9%
General Motors Acceptance Corp.
6.125% due 02/01/2007	1,300	1,280

Industrials 1.0%
CSC Holdings, Inc.
7.250% due 07/15/2008	1,300	1,319

Utilities 0.8%
Midwest Generation LLC
8.560% due 01/02/2016	2	2
NRG Energy, Inc.
7.250% due 02/01/2014	350	357
7.375% due 02/01/2016	650	665

		1,024

Total Corporate Bonds & Notes (Cost $3,585)		3,623

REAL ESTATE ASSET-BACKED SECURITIES 25.5%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	2,116
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,639
7.970% due 05/01/2032	1,000	806
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2033 (i)	1,361	1,366
Fannie Mae
8.500% due 07/01/2008	6	6
8.500% due 05/01/2009	2	2
8.000% due 07/01/2009 (i)	283	290
8.000% due 10/01/2010	21	22
6.059% due 07/01/2012 (i)	8,257	8,471
8.000% due 12/01/2012	2	2
8.000% due 06/01/2015	37	39
8.000% due 08/01/2015	32	34
8.500% due 05/01/2017	4	4
8.500% due 07/01/2017	7	7
8.500% due 08/01/2019	4	4
8.500% due 11/01/2019	3	3
8.500% due 01/01/2020	1	1
8.500% due 10/01/2020	6	6
8.500% due 09/01/2021	90	96
8.500% due 12/01/2021	10	11
8.500% due 06/01/2022	37	41
8.500% due 09/01/2022 (i)	309	331
8.500% due 11/01/2025	14	15
8.500% due 01/01/2026	3	4
8.500% due 03/01/2029	7	7
8.500% due 04/01/2030 (i)	75	81
8.500% due 06/01/2030 (i)	91	98
8.500% due 11/01/2030 (i)	76	82
8.500% due 01/01/2031 (i)	104	112
8.500% due 04/01/2032	144	155
7.000% due 08/01/2033 (i)	62	64
7.000% due 10/01/2033 (i)	1,972	2,033
7.000% due 11/01/2033 (i)	627	646
6.000% due 11/01/2035 (i)	999	994
Freddie Mac
7.000% due 08/01/2007	18	19
7.000% due 12/01/2007	6	6
8.000% due 07/01/2010	9	9
7.000% due 09/01/2010	7	7
8.000% due 10/01/2010	9	9
7.000% due 11/01/2010 (i)	201	203
7.000% due 02/01/2011	19	20
8.000% due 06/01/2011	11	12
8.000% due 01/01/2012	5	5
8.000% due 05/01/2012	5	6
8.000% due 06/01/2012	9	9
7.000% due 07/01/2012	34	35
7.000% due 07/01/2013 (i)	220	227
7.000% due 12/01/2014	58	60
7.000% due 02/01/2015	21	22
8.000% due 05/01/2015	1	1
8.000% due 06/01/2015	1	1
7.000% due 09/01/2015	60	61
7.000% due 12/01/2015	1	1
7.000% due 03/01/2016	23	23
7.000% due 06/01/2016	67	69
7.000% due 07/01/2016 (i)	127	130
8.500% due 11/15/2021 (i)	894	943
6.081% due 08/01/2025 (i)	362	361
7.000% due 03/01/2031 (i)	109	112
7.000% due 10/01/2031 (i)	62	64
7.000% due 08/01/2032 (i)	1,049	1,080
Green Tree Financial Corp.
7.050% due 02/15/2027	922	783
6.810% due 12/01/2027	581	583
7.070% due 01/15/2029	190	194
6.220% due 03/01/2030	676	657
6.180% due 04/01/2030	166	161
6.530% due 02/01/2031	922	838
Greenpoint Manufactured Housing
8.300% due 10/15/2026	2,000	1,731
7.590% due 11/15/2028	134	137
Keystone Owner Trust
9.000% due 01/25/2029 (a)	745	747
Mego Mortgage Home Loan Trust
8.010% due 08/25/2023	88	87
Merrill Lynch Mortgage Investors, Inc.
4.528% due 08/25/2033	809	722
Oakwood Mortgage Investors, Inc.
4.979% due 05/15/2013	185	159
6.890% due 11/15/2032	1,000	269
Ocwen Residential MBS Corp.
6.795% due 06/25/2039 (a)	829	653
7.000% due 10/25/2040 (a)	1,718	1,391
Salomon Brothers Mortgage Securities VII, Inc.
7.500% due 05/25/2026	15	15
Saxon Asset Securities Trust
8.640% due 09/25/2030	547	323
Structured Asset Investment Loan Trust
7.818% due 10/25/2033	500	505
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	621
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (a)	435	434

Total Real Estate Asset-Backed Securities (Cost $34,771)		34,093

SHORT-TERM INSTRUMENTS 1.0%
Repurchase Agreement 0.3%
State Street Bank
4.400% due 04/03/2006	428	428
(Dated 03/31/2006. Collateralized by Federal Home Loan Bank 4.250% due 04/16/2007 valued at $440. Repurchase proceeds are $428.)

U.S. Treasury Bills 0.7%
4.508% due 06/01/2006-06/15/2006 (e)(f)(g)	870	862

Total Short-Term Instruments (Cost $1,291)		1,290

Total Investments (b) 149.4% (Cost $204,336)		$199,532
Other Assets and Liabilities (Net) (49.4%)		(65,960)

Net Assets 100.0%		$133,572

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(b)	As of March 31, 2006, portfolio securities with an aggregate market value of $13,021 were valued with reference to securities whose prices are more readily obtainable.

(c)	Security is in default.

(d)	Interest only security.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $743 have been pledged as collateral for swap and swaption contracts on March 31, 2006.

(g)	Securities with an aggregate market value of $119 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond June Futures	Short	06/2006	93	$312

(h)	Swap agreements outstanding on March 31, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-month USD-LIBOR	Pay	4.980%	09/29/2025	$28,000	$(1,709)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.405%	02/23/2016	53,000	194
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.800%	02/23/2016	53,000	(238)
Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.000%	06/15/2025	30,500	885
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.240%	03/16/2025	40,000	(1,159)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.250%	06/15/2025	60,000	1,700
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/15/2025	25,000	703
UBS Warburg LLC	3-month USD-LIBOR	Pay	4.955%	09/28/2025	20,000	(1,274)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.110%	02/14/2026	100,000	(4,540)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.250%	02/16/2026	45,000	(1,618)
UBS Warburg LLC	3-month USD-LIBOR	Receive	5.000%	06/21/2026	120,000	5,070

						$(1,986)

(i)	The average amount of borrowings outstanding during the three-months ended March 31, 2006 was $68,047 at a weighted average interest rate of 1.15%. On March 31, 2006, securities valued at $73,690 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(j)	On March 31, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$5,022	$(9,826)	$(4,804)

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act 1940 is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Commercial Mortgage Securities Trust, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 26, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 26, 2006